Warrants - Change in fair value (Details) £ in Thousands	6 Months Ended
Jun. 30, 2025 GBP (£)
Disclosure of fair value measurement of liabilities [line items]
Warrant liability, beginning balance	£ 434
Warrant liability, ending balance	704
Warrant liabilities
Disclosure of fair value measurement of liabilities [line items]
Warrant liability, beginning balance	434
Fair value movements	324
Exchange differences on translation	(54)
Warrant liability, ending balance	£ 704